Loans from Investors (Details) R$ in Millions	12 Months Ended
	Dec. 31, 2025 BRL (R$)	Dec. 31, 2024 BRL (R$)
Loans from Investors [Line Items]
Number of loan agreements	2	3
Payments issued on loans (in Brazil Real)
Third Party Investors [Member]
Loans from Investors [Line Items]
Investor loans amount (in Brazil Real)	R$ 4.8	R$ 4.8
Percentage of loan interest plus rate per year	13.48%
Percentage of interest charge on loan overdue		2.00%
Third Party Investors [Member] | Bottom of Range [Member]
Loans from Investors [Line Items]
Percentage of loan interest plus rate per year		8.00%
Third Party Investors [Member] | Top of Range [Member]
Loans from Investors [Line Items]
Percentage of loan interest plus rate per year		10.00%